SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 97.4%
Aerospace & Defense — 0.9%
L3Harris Technologies, Inc.	13,700	$2,630,263
Mercury Systems, Inc.*	27,700	1,972,794
		4,603,057
Air Freight & Logistics — 0.8%
Expeditors International of Washington, Inc.	47,600	4,254,012
Beverages — 0.2%
Coca-Cola Co., (The)	20,300	1,047,480
Biotechnology — 1.3%
AbbVie, Inc.	11,700	1,223,586
Exelixis, Inc.*	116,200	2,226,392
Incyte Corp.*	42,800	3,618,312
		7,068,290
Capital Markets — 2.5%
Cboe Global Markets, Inc.	114,700	10,474,404
MarketAxess Holdings, Inc.	5,000	2,695,900
		13,170,304
Commercial Services — 1.4%
S&P Global, Inc.	21,100	7,422,558
Commercial Services & Supplies — 1.0%
Cintas Corp.	3,100	1,101,430
Copart, Inc.*	35,300	4,075,385
		5,176,815
Computers — 2.1%
Accenture PLC, Class A, (Ireland)	22,100	5,504,889
Apple, Inc.	44,600	5,309,630
		10,814,519
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	66,100	5,660,804
Distribution & Wholesale — 0.2%
Fastenal Co.	23,600	1,167,020
Electric — 1.0%
Duke Energy Corp.	22,100	2,047,786
Xcel Energy, Inc.	50,500	3,401,680
		5,449,466
Electric Utilities — 1.1%
Alliant Energy Corp.	67,800	3,566,280
Southern Co., (The)	33,100	1,981,035
		5,547,315
Electronic Equipment, Instruments & Components — 2.6%
CDW Corp.	8,600	1,122,214
Dolby Laboratories Inc., Class A	114,600	10,136,370
Keysight Technologies, Inc.*	9,300	1,116,372
Zebra Technologies Corp., Class A*	4,000	1,513,680
		13,888,636
Electronics — 0.3%
National Instruments Corp.	39,000	1,459,770
Entertainment — 4.1%
Electronic Arts, Inc.	16,100	2,056,775
Take-Two Interactive Software, Inc.*	109,200	19,711,692
		21,768,467
Environmental Control — 3.1%
Republic Services, Inc.	78,700	7,611,864
Waste Management, Inc.	72,500	8,636,925
		16,248,789
Food — 1.9%
Flowers Foods, Inc.	293,100	6,503,889
Hershey Co., (The)	23,200	3,431,048
		9,934,937
Health Care Equipment & Supplies — 0.2%
Cooper Cos Inc., (The)	3,600	1,206,792
Health Care Providers & Services — 2.3%
Chemed Corp.	25,600	12,243,200
Health Care Technology — 1.8%
Cerner Corp.	91,800	6,870,312
Teladoc Health, Inc.*	12,200	2,424,994
		9,295,306
Healthcare-Products — 5.2%
IDEXX Laboratories, Inc.*	46,000	21,205,080
Intuitive Surgical, Inc.*	8,800	6,389,240
		27,594,320
Healthcare-Services — 0.6%
Amedisys, Inc.*	12,000	2,937,480
Home Builders — 3.5%
NVR, Inc.*	4,600	18,387,028
Household Products — 1.2%
Kimberly-Clark Corp.	44,100	6,143,571
Household Products & Wares — 0.9%
Clorox Co., (The)	23,800	4,830,448
Insurance — 0.6%
Arthur J Gallagher & Co.	10,300	1,188,723
Progressive Corp., (The)	25,400	2,212,594
		3,401,317
Interactive Media & Services — 0.2%
Facebook, Inc., Class A*	4,200	1,163,274
Internet — 4.7%
Alphabet, Inc., Class A*	5,700	10,000,080
F5 Networks, Inc.*	90,900	14,799,429
		24,799,509
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.*	6,700	21,225,868
IT Services — 1.3%
Amdocs Ltd.	16,000	1,052,960
GoDaddy, Inc., Class A*	37,800	3,006,612
Jack Henry & Associates, Inc.	17,100	2,750,706
		6,810,278
Life Sciences Tools & Services — 0.2%
Illumina, Inc.*	3,000	966,270
Media — 3.1%
Cable One, Inc.	700	1,386,469
Charter Communications, Inc., Class A*	22,700	14,800,173
		16,186,642
Multi-Utilities — 0.4%
Dominion Resources, Inc.	24,800	1,946,552
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	16,100	1,004,640
Eli Lilly & Co.	29,700	4,325,805
Merck & Co., Inc.	117,900	9,477,981
Pfizer, Inc.	29,800	1,141,638
Viatris, Inc.*	3,896	65,531
Zoetis, Inc.	63,500	10,184,130
		26,199,725
Professional Services — 0.4%
Verisk Analytics, Inc.	9,400	1,864,114
REITS — 2.2%
AvalonBay Communities, Inc.	15,100	2,515,509
Equity Residential	41,900	2,426,848
Public Storage	25,600	5,746,176
Rexford Industrial Realty, Inc.	22,000	1,054,240
		11,742,773
Retail — 10.0%
Best Buy Co., Inc.	49,700	5,407,360
Costco Wholesale Corp.	20,300	7,952,931
Dollar General Corp.	79,000	17,267,820
Wal-Mart Stores, Inc.	145,000	22,154,550
		52,782,661
Road & Rail — 0.4%
Landstar System, Inc.	15,000	1,971,300
Semiconductors — 0.8%
Texas Instruments, Inc.	25,900	4,176,375
Semiconductors & Semiconductor Equipment — 0.3%
Universal Display Corp.	5,900	1,351,336
Software — 17.5%
Adobe Systems, Inc.*	32,800	15,693,816
Cadence Design Systems, Inc.*	62,300	7,245,490
Dropbox, Inc., Class A*	45,500	908,635
Fiserv, Inc.*	31,500	3,628,170
Five9, Inc.*	7,900	1,226,080
Fortinet, Inc.*	24,900	3,068,427
Intuit, Inc.	56,200	19,783,524
Microsoft Corp.	76,300	16,333,541
Paycom Software, Inc.*	41,700	17,392,236
Salesforce.com, Inc.*	6,100	1,499,380
ServiceNow, Inc.*	5,600	2,993,480
SolarWinds Corp.*	72,200	1,651,936
Synopsys, Inc.*	5,800	1,319,500
		92,744,215
Technology Hardware, Storage & Peripherals — 1.0%
Logitech International SA (Switzerland)	55,900	5,047,770
Telecommunications — 2.7%
Cisco Systems, Inc.	70,900	3,050,118
Verizon Communications, Inc.	183,100	11,061,071
		14,111,189
Water — 0.7%
American Water Works Co., Inc.	23,700	3,635,106
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.*	24,400	3,243,736
TOTAL COMMON STOCKS
(Cost $392,980,916)		512,690,394
SHORT-TERM INVESTMENTS - 2.5%
U.S. Bank Money Market Deposit Account, 0.03%(a)	13,387,539	13,387,539
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,387,539)		13,387,539
TOTAL INVESTMENTS - 99.9%
(Cost $406,368,455)		526,077,933
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		745,218
NET ASSETS - 100.0%		$526,823,151

*	Non-income producing security
(a)	The rate shown is as of November 30, 2020.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI U.S. Large Cap Equity Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. Large Cap Equity Fund
Common Stocks	$512,690,394	$512,690,394	$-	$-
Short-Term Investments	13,387,539	13,387,539	-	-
Total Investments*	$526,077,933	$526,077,933	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.